Note 20 - Segment Information - Summary of Long Lived Assets by Physical Location (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Physical Location of Long Lived Assets	$ 23,611	$ 17,266	$ 15,551
TAIWAN, PROVINCE OF CHINA
Physical Location of Long Lived Assets	9,977	8,859	7,621
CHINA
Physical Location of Long Lived Assets	9,602	4,171	3,661
UNITED STATES
Physical Location of Long Lived Assets	3,814	4,138	4,015
Other Countries [Member]
Physical Location of Long Lived Assets	$ 218	$ 98	$ 254